CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income (loss)	$ (448,154)	$ 652,886	$ 2,479,642
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	71,790	141,918	307,447
Depreciation of property, plant and equipment	206,358	148,889	107,097
Prepaid land use rights	3,318	2,368	1,220
Loss on disposal of property plant and equipment	18,913	4,379	8,904
Inventory write-down	81,398	4,519	0
Fair value change of short-term investments	(29)	(110)	(1,110)
Long-lived assets impairment	175,627
Allowance for expected credit loss	18,072
Others	(7,346)	3,396	8,407
Changes in operating assets and liabilities:
Notes receivable	58,861	987,481	(816,238)
Prepaid expenses and other current assets	(81,466)	(136,182)	(14,923)
Advances to suppliers	3,570	(13,543)	2,341
Inventories	(62,583)	(13,079)	138,258
Amounts due from related parties	60	(88)	(4)
Accounts payable	(64,826)	13,365	6,999
Accrued expenses and other current liabilities	(38,318)	24,874	14,241
Income tax payable	(88,119)	(126,117)	160,058
Advances from customers	(191,311)	(7,338)	(3,616)
Amounts due to related parties	137	(50)	(124)
Deferred government subsidies	(538)	(547)	(1,005)
Deferred taxes	(91,962)	(70,079)	65,058
Others	1,125	(900)
Net cash provided by (used in) operating activities	(435,423)	1,616,042	2,462,652
Investing activities:
Purchases of property, plant and equipment	(358,828)	(1,110,738)	(1,205,330)
Purchases of land use rights	(10,091)	(76,102)	(45,188)
Proceeds from disposal of land use rights		3,955
Purchase of short-term investments	(2,082,454)		(46,192)
Redemption of short-term investments	2,069,285	13,701	298,294
Purchase of fixed-term deposit	(2,121,240)	(26,771)
Redemption of fixed term deposit	1,022,548
Net cash used in investing activities	(1,480,780)	(1,195,955)	(998,416)
Financing activities:
Proceeds from bank borrowings		140,000	178,752
Repayment of bank borrowings		(140,000)	(178,752)
Proceeds from options exercised	57	4	995
Acquisition of minority interest of a subsidiary			(776)
Payments for repurchase of common shares	(5,003)	(485,931)	(124,929)
Proceeds from subsidiary's follow-on offering of its equity interests, net of issuance costs paid of $9.4 million			1,630,563
Subsidiary's dividend payment	(35,843)	(303,658)	(33,762)
Payments for repurchase of shares by subsidiary	(7,649)	(36,204)
Proceeds from exercise of subsidiary's stock options	1,082	30,391
Net cash provided by (used in) financing activities	(47,356)	(795,398)	1,472,091
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(46,048)	(97,084)	(139,942)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,009,607)	(472,395)	2,796,385
Cash, cash equivalents and restricted cash at the beginning of the year	3,047,956	3,520,351	723,966
Cash, cash equivalents and restricted cash at the end of the year	1,038,349	3,047,956	3,520,351
Cash and cash equivalents	1,006,536	3,038,827	3,499,488
Restricted cash	31,813	9,129	20,863
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	1,038,349	3,047,956	3,520,351
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest		4,719	7,926
Income taxes paid	102,496	289,529	350,583
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in the ending balance of payables	409,472	421,024	251,127
Purchase of property, plant and equipment included in the ending balance of amounts due to related parties - short-term portion	$ 6,028	$ 6,492	$ 4,082